Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories.
Summary of inventories

	As of December 31,
	2024	2025
Finished products
Vehicles	5,160,670	4,841,667
Other finished products	648,000	826,338
Raw materials and work in process	2,426,473	3,250,309
Inventories	8,235,143	8,918,314
Inventory valuation allowance	(49,539)	(165,875)
Inventories, net	8,185,604	8,752,439